Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 20, 2018	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforward		$ 6,800,000
Net operating loss expiration description		Expiring through the year 2036, generally
Effective income tax rate		25.00%	25.00%
Estimated tax liability		$ 3,563	$ 747
Increase in net operating loss carryforward		6,789,695	$ 4,951,682
Federal [Member]
Net operating loss carryforward		$ 6,800,000
Effective income tax rate reconciliation		(1.29%)	(1.61%)
Effective income tax rate		(0.13%)	0.05%
Statel [Member]
Net operating loss carryforward		$ 6,800,000
Tax Cuts and Jobs Act [Member]
Effective income tax rate reconciliation, change in enacted tax rate, amount	$ 10,000,000
Effective income tax rate reconciliation	35.00%
Effective income tax rate reconciliation, change in enacted flat rate, percent	21.00%